FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rates Used for Determining Fair Values (Details) - Interest rate, measurement input - Discounted cash flow	Dec. 31, 2022	Dec. 31, 2021
Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.033	0.004
Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.077	0.018
Loans and borrowings | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.050	0.011
Loans and borrowings | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.081